TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Trading Assets (Tables) [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
NOTE 6 – TRADING ASSETS

Trading assets, stated at fair value, are presented in the following table :

	12/31/2010	12/31/2009
Investment funds (*)	47,304	39,347
Brazilian federal government securities	69,661	23,985
Brazilian government external debt securities	667	222
Government debt securities – other countries	9,353	1,058
Argentina	293	179
United States	8,714	748
Mexico	29	10
Russia	45	-
Chile	248	77
Uruguay	24	30
Other	-	14
Corporate debt securities	3,404	2,226
Marketable equity securities	1,825	1,142
Derivative financial instruments	7,789	5,549
Options	1,752	1,819
Forwards	2,060	378
Swaps	2,987	2,900
Credit derivatives	261	15
Other derivatives	729	437
TOTAL	140,003	73,529
(*) Includes investment funds with respect to investment contracts (see Note 2q).

Net unrealized (losses) gains included in trading assets as of December 31, 2010, 2009 and 2008 amounted to R$ 971, R$ 559 and R$ 1,414, respectively.

The net change in unrealized gain or loss on trading assets held as of December 31, 2010, 2009 and 2008 was R$ 412, R$ (855) and R$ 1,153, respectively.